PRINCIPAL ACCOUNTING POLICIES (Details 3)	0 Months Ended			12 Months Ended				0 Months Ended
	Jan. 20, 2010	Jan. 21, 2010	Dec. 31, 2012 CNY	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Land use rights Minimum	Dec. 31, 2012 Land use rights Maximum	Jan. 21, 2010 ADS
PRINCIPAL ACCOUNTING POLICIES
RMB/USD exchange rate used in translation			0.062301
ADS conversion ratio	2	4
Statement
ADS split								2
Lease periods of parcels of land				3 years	10 years	40 years	50 years